Document and Entity Information	May 06, 2024
Prospectus:
Document Type	497
Document Period End Date	May 10, 2024
Entity Registrant Name	DriveWealth ETF Trust
Entity Central Index Key	0001954014
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 06, 2024
Document Effective Date	May 10, 2024
Prospectus Date	Apr. 24, 2023
DriveWealth NYSE 100 Index ETF | DriveWealth NYSE 100 Index ETF
Prospectus:
Trading Symbol	CETF